Related parties	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related parties	Related parties
Transactions with the Norwegian state
The Norwegian state is the majority shareholder of
Equinor and also holds major investments in other
Norwegian companies. As of 31 December 2025, the
Norwegian state had an ownership interest in Equinor of
67.0% (excluding Folketrygdfondet, the Norwegian
national insurance fund, of 3.1%). This ownership
structure means that Equinor participates in
transactions with many parties that are under a
common ownership structure and therefore meet the
definition of a related party.
Equinor markets and sells the Norwegian state's share
of oil and gas production from the Norwegian
continental shelf (NCS). The Norwegian state's
participation in petroleum activities is organised through
the Norwegian State’s Direct Financial Interests (SDFI).
For accounting policies and accounting judgement
related to transactions with the SDFI, see note 7 Total
revenues and other income. Total purchases of crude
oil, natural gas liquids (NGL), and liquified natural gas
(LNG) from the Norwegian state amounted to
USD 8.9 billion, USD 10.2 billion and USD 10.1 billion in
2025, 2024 and 2023, respectively. Payables to equity
accounted companies and other related parties
specified in note 24 Trade and other payables are
mostly related to these purchases, and is included in
the below table within Trade and other payables.
In addition, Equinor sells in its own name, but for the
SDFI’s account and risk, the SDFI’s share of natural gas
volumes.
Transactions with the Norwegian state related to
Equinor’s share buy-back programme are presented in
note 20 Shareholders’ equity, capital distribution and
earnings per share.
Other transactions
In its ordinary business operations, Equinor enters into
contracts such as pipeline transport, gas storage and
processing of petroleum products, with companies in
which Equinor has ownership interests.
Gassled and certain other infrastructure assets are
operated by Gassco AS, which is an entity under
common control by the Norwegian Ministry of Energy.
Gassco’s activities are performed on behalf of and for
the risk and reward of pipeline and terminal owners, and
capacity payments flow through Gassco to the
respective owners. Equinor payments that flowed
through Gassco in this respect amounted to
USD 1.3 billion in 2025, USD 0.9 billion and
USD 1.0 billion in 2024 and 2023 respectively. The
stated amounts represent Equinor’s capacity payment
net of Equinor’s own ownership interests in Gassco
operated infrastructure. In addition, Equinor manages,
in its own name, but for the Norwegian state’s account
and risk, the Norwegian state’s share of the Gassco
costs. These transactions are presented net.
Adura, jointly owned by Shell (50%) and Equinor (50%),
became a related party on 1 December 2025. Equinor
has entered into commercial agreements with Adura,
including agreements for the purchase and offtake of
lifted volumes. The owners will market Adura's oil and
gas volumes and also provide transitional services
under temporary service agreements. These
agreements are entered into on market‑based terms
and conditions. Further information regarding the joint
arrangement is provided in note 15 Joint arrangements
and associates.
Equinor has had transactions with other associated
companies and joint ventures in the course of its
ordinary business, for which amounts have not been
disclosed due to materiality. In addition, Equinor has
had transactions with joint operations and similar
arrangements where Equinor is operator. Indirect
operating expenses incurred as operator are charged to
the joint operation or similar arrangement based on the
“no-gain/no-loss” principle.
Related party transactions with management are
presented in note 8 Salaries and personnel expenses.
Related party transactions due to Equinor’s share buy-
back programme are presented in note 20
Shareholders’ equity, capital distribution and earnings
per share. Outstanding balances to related parties split
on SDFI and other related parties are presented in the
below table. All related party transactions are carried
out on market terms.

At 31 December 2025	Norwegian State's Direct Financial Interests	Equity accounted companies and other related parties	Third parties	Total amount
(in USD million)

Assets
Non-current prepayments and financial receivables	—	425	1,648	2,073
Trade and other receivables	123	80	10,616	10,819
Current prepayments and financial receivables		—	3,885	3,885

Liabilities
Non-current provisions and other liabilities	170	—	14,544	14,715
Trade and other payables	1,356	99	8,245	9,700
Current provisions and other liabilities			3,299	3,299
Current finance debt	131	21	3,895	4,047

At 31 December 2024	Norwegian State's Direct Financial Interests	Equity accounted companies and other related parties	Third parties	Total amount
(in USD million)

Assets
Non-current prepayments and financial receivables	—	294	1,085	1,379
Trade and other receivables	229	106	13,255	13,590
Current prepayments and financial receivables1)		5	6,079	6,084

Liabilities
Non-current provisions and other liabilities	274	—	12,652	12,927
Trade and other payables	1,547	46	9,517	11,110
Current provisions and other liabilities			2,384	2,384
Current finance debt	257	—	6,966	7,223
1) Previously reported number for 2024 has been restated due to a change in classification of cash collaterals for commodity derivative transactions. Reference is made to note 2 Accounting Policies for more information.